Organization (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Organization [Abstract]
Cash used in operations	$ (15,007,000)	$ (9,063,000)	$ (12,663,000)
Cash	25,190,000	805,000	1,738,000	558,000
Average monthly net use of cash	$ 1,250,000